Jun. 01, 2020
NATIXIS FUNDS

Supplement dated September 10, 2020 to the Statutory Prospectus, dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

On September 10, 2020, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved several changes to the Funds including (i) an investment strategy change and name change for the existing Mirova Carbon Neutral U.S. Equity Segment of each Fund; (ii) revisions to the Funds’ advisory and sub-advisory agreements to reduce the sub-advisory fee rate for the existing Loomis Sayles Core Fixed Income Segment of each Fund; and (iii) removal of references to certain underlying segments of the Funds to which Natixis Advisors will no longer allocate assets.

Effective October 30, 2020, the Glide Path chart under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is replaced with the following: